EMPLOYEE BENEFIT PLANS - Components of Net Periodic Pension and Postretirement Benefit Expense (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit expense		$ 9.1
Service cost	$ 0.8	0.8
Interest cost	0.5	0.5
Recognition of actuarial loss	0.9	8.3
Recognition of curtailment gain	$ 0.5
Domestic Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit expense		$ 0.2	$ (0.1)	$ (0.1)